INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of components of the Company’s deferred tax assets
	2017	2016
U.S. operations loss carry forward at statutory rate of 34%	$(8,135,208)	$(7,719,634)
Non-U.S. operations loss carry forward at statutory rate of 20.5%	-	-
Total	(8,135,208)	(7,719,634)
Less Valuation Allowance	8,135,208	7,719,634
Net Deferred Tax Assets	-	-
Change in Valuation allowance	$(530,842)	$(129,654)

Schedule of effective tax rate reconciliation
	2017	2016
Federal Statutory Rate	-34.0%	-34.0%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	34.0%	34.0%
Effective Tax Rate	0.0%	0.0%